T. ROWE PRICE U.S. EQUITY RESEARCH ETF

September 30, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 8.0%
Diversified Telecommunication Services 0.4%
AT&T	166	2
Verizon Communications	2,001	76
		78
Entertainment 1.3%
Activision Blizzard	508	38
Netflix (1)	288	68
ROBLOX, Class A (1)	114	4
Walt Disney (1)	1,687	159
		269
Interactive Media & Services 5.0%
Alphabet, Class A (1)	3,260	312
Alphabet, Class C (1)	4,900	471
Meta Platforms, Class A (1)	1,707	232
		1,015
Media 0.3%
Charter Communications, Class A (1)	53	16
Comcast, Class A	1,200	35
		51
Wireless Telecommunication Services 1.0%
T-Mobile US (1)	1,477	198
		198
Total Communication Services		1,611
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.1%
Aptiv (1)	74	6
Magna International	370	17
		23
Automobiles 2.9%
General Motors	182	6
Rivian Automotive, Class A (1)	351	11
Tesla (1)	2,100	557
		574
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (1)	330	19
		19
Hotels Restaurants & Leisure 2.4%
Booking Holdings (1)	33	54
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Chipotle Mexican Grill (1)	51	77
Hilton Worldwide Holdings	376	45
Las Vegas Sands (1)	728	27
Marriott International, Class A	352	49
McDonald's	539	125
MGM Resorts International	854	26
Starbucks	807	68
Wynn Resorts (1)	225	14
		485
Household Durables 0.1%
NVR (1)	6	24
		24
Internet & Direct Marketing Retail 3.4%
Amazon.com (1)	6,142	694
		694
Leisure Products 0.0%
Peloton Interactive, Class A (1)	508	4
		4
Multiline Retail 0.4%
Dollar General	229	55
Dollar Tree (1)	235	32
		87
Specialty Retail 2.6%
AutoZone (1)	19	41
Burlington Stores (1)	186	21
Home Depot	762	210
Lowe's	367	69
O'Reilly Automotive (1)	109	77
Ross Stores	604	51
TJX	617	38
Ulta Beauty (1)	66	26
		533
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B	1,090	91
		91
Total Consumer Discretionary		2,534
CONSUMER STAPLES 6.7%
Beverages 2.5%
Coca-Cola	2,803	157
Constellation Brands, Class A	402	92
Keurig Dr Pepper	1,408	51
Monster Beverage (1)	871	76
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
PepsiCo	847	138
		514
Food & Staples Retailing 1.5%
Costco Wholesale	311	147
Walmart	1,122	145
		292
Food Products 0.6%
Conagra Brands	768	25
Darling Ingredients (1)	253	17
Mondelez International	1,457	80
		122
Household Products 1.1%
Colgate-Palmolive	174	12
Kimberly-Clark	213	24
Procter & Gamble	1,530	193
		229
Personal Products 0.3%
Estee Lauder, Class A	254	55
		55
Tobacco 0.7%
Altria Group	987	40
Philip Morris International	1,177	98
		138
Total Consumer Staples		1,350
ENERGY 3.9%
Energy Equipment & Services 0.3%
Baker Hughes	141	3
Halliburton	2,399	59
		62
Oil, Gas & Consumable Fuels 3.6%
Chevron	1,094	157
ConocoPhillips	1,539	157
EOG Resources	595	66
Exxon Mobil	1,538	134
Hess	374	41
Marathon Petroleum	571	57
Pioneer Natural Resources	141	31
TC Energy	300	12
TotalEnergies, ADR	1,476	69
		724
Total Energy		786
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 11.3%
Banks 4.0%
Bank of America	5,304	160
Citigroup	499	21
Citizens Financial Group	288	10
Fifth Third Bancorp	1,780	57
First Republic Bank	300	39
Huntington Bancshares	5,857	77
JPMorgan Chase	1,630	170
PNC Financial Services Group	31	5
Signature Bank	203	31
SVB Financial Group (1)	74	25
US Bancorp	200	8
Wells Fargo	5,003	201
		804
Capital Markets 2.7%
Ares Management	164	10
Bank of New York Mellon	548	21
Blue Owl Capital	856	8
Charles Schwab	1,462	105
CME Group	233	41
Goldman Sachs Group	388	114
Intercontinental Exchange	594	54
Invesco	642	9
KKR	70	3
Morgan Stanley	433	34
MSCI	70	29
S&P Global	260	79
State Street	526	32
Tradeweb Markets, Class A	45	3
		542
Consumer Finance 0.3%
American Express	450	61
		61
Diversified Financial Services 1.9%
Apollo Global Management	367	17
Berkshire Hathaway, Class B (1)	929	248
Corebridge Financial (1)	2,044	40
Equitable Holdings	1,832	48
Voya Financial	438	27
		380
Insurance 2.4%
American International Group	1,733	82
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Assurant	289	42
Chubb	618	112
Hartford Financial Services Group	1,505	93
Marsh & McLennan	232	35
MetLife	989	60
RenaissanceRe Holdings	445	63
		487
Total Financials		2,274
HEALTH CARE 15.3%
Biotechnology 2.1%
AbbVie	1,351	182
Amgen	144	33
Biogen (1)	188	50
Moderna (1)	416	49
Regeneron Pharmaceuticals (1)	89	61
Vertex Pharmaceuticals (1)	208	60
		435
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	722	70
Becton Dickinson	397	89
Cooper	54	14
Dexcom (1)	550	44
Hologic (1)	74	5
Intuitive Surgical (1)	530	99
Medtronic	571	46
STERIS	121	20
Stryker	434	88
Teleflex	10	2
Zimmer Biomet Holdings	430	45
		522
Health Care Providers & Services 3.7%
Centene (1)	626	49
Cigna	164	45
CVS Health	566	54
Elevance Health	231	105
HCA Healthcare	92	17
Humana	149	72
McKesson	40	14
Molina Healthcare (1)	141	46
UnitedHealth Group	697	352
		754
Health Care Technology 0.1%
Veeva Systems, Class A (1)	94	16
		16
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Life Sciences Tools & Services 2.0%
Agilent Technologies	342	42
Charles River Laboratories International (1)	60	12
Danaher	614	159
Illumina (1)	50	9
Thermo Fisher Scientific	342	173
West Pharmaceutical Services	50	12
		407
Pharmaceuticals 4.8%
AstraZeneca, ADR	934	51
Bristol-Myers Squibb	294	21
Elanco Animal Health (1)	3,504	44
Eli Lilly	914	296
Johnson & Johnson	1,315	215
Merck	829	71
Pfizer	2,167	95
Sanofi, ADR	559	21
Viatris	4,100	35
Zoetis	778	115
		964
Total Health Care		3,098
INDUSTRIALS & BUSINESS SERVICES 7.2%
Aerospace & Defense 0.8%
Boeing (1)	544	66
L3Harris Technologies	262	55
Raytheon Technologies	70	6
Textron	483	28
TransDigm Group	18	9
		164
Air Freight & Logistics 0.4%
FedEx	211	31
United Parcel Service, Class B	250	41
		72
Airlines 0.3%
Southwest Airlines (1)	1,180	37
United Airlines Holdings (1)	470	15
		52
Building Products 0.3%
Trane Technologies	493	71
		71
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.3%
Waste Connections	484	65
		65
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (1)	598	24
		24
Electrical Equipment 0.4%
AMETEX	64	7
Generac Holdings (1)	181	32
Rockwell Automation	164	36
		75
Industrial Conglomerates 1.8%
General Electric	2,634	163
Honeywell International	697	116
Roper Technologies	228	82
		361
Machinery 1.4%
Cummins	378	77
Fortive	421	24
Ingersoll Rand	1,315	57
Otis Worldwide	443	28
PACCAR	690	58
Stanley Black & Decker	414	31
		275
Professional Services 0.2%
CoStar Group (1)	400	28
TransUnion	223	13
		41
Road & Rail 1.0%
Canadian Pacific Railway	600	40
CSX	1,700	45
JB Hunt Transport Services	164	25
Norfolk Southern	75	16
Old Dominion Freight Line	261	65
Saia (1)	114	22
		213
Trading Companies & Distributors 0.2%
United Rentals (1)	150	41
		41
Total Industrials & Business Services		1,454
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 26.0%
Communications Equipment 0.4%
Arista Networks (1)	290	33
Cisco Systems	1,224	49
Motorola Solutions	9	2
		84
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A	33	2
Teledyne Technologies (1)	176	59
Trimble (1)	32	2
		63
IT Services 4.7%
Accenture, Class A	676	174
Cognizant Technology Solutions, Class A	277	16
Fidelity National Information Services	36	3
Fiserv (1)	1,582	148
FleetCor Technologies (1)	521	92
Global Payments	776	84
Mastercard, Class A	615	175
MongoDB (1)	40	8
PayPal Holdings (1)	30	2
VeriSign (1)	28	5
Visa, Class A	1,353	240
		947
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices (1)	1,695	107
ASML Holding NV	40	17
Broadcom	294	131
KLA	236	71
Lam Research	50	18
Marvell Technology	752	32
Monolithic Power Systems	60	22
NVIDIA	2,005	243
ON Semiconductor (1)	800	50
QUALCOMM	793	90
		781
Software 9.4%
Adobe (1)	250	69
Black Knight (1)	310	20
Cadence Design Systems (1)	225	37
Descartes Systems Group (1)	274	17
Fortinet (1)	878	43
Intuit	217	84
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Microsoft	5,204	1,212
NortonLifeLock	903	18
Salesforce.com (1)	1,618	233
ServiceNow (1)	140	53
Synopsys (1)	241	74
Workday (1)	120	18
Zoom Video Communications, Class A (1)	219	16
		1,894
Technology Hardware, Storage & Peripherals 7.4%
Apple	10,637	1,470
Pure Storage, Class A (1)	677	19
		1,489
Total Information Technology		5,258
MATERIALS 2.9%
Chemicals 2.1%
Air Products & Chemicals	221	51
Albemarle	16	4
CF Industries Holdings	277	27
Corteva	343	20
FMC	191	20
International Flavors & Fragrances	24	2
Linde	554	149
Nutrien	111	9
PPG Industries	70	8
RPM International	394	33
Sherwin-Williams	432	89
		412
Construction Materials 0.1%
Vulcan Materials	170	27
		27
Containers & Packaging 0.7%
Avery Dennison	221	36
Ball	381	18
International Paper	443	14
Packaging of America	209	24
Sealed Air	700	31
WestRock	250	8
		131
Paper & Forest Products 0.0%
West Fraser Timber	100	7
		7
Total Materials		577
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, REIT	121	17
American Homes 4 Rent, Class A, REIT	214	7
American Tower, REIT	214	46
AvalonBay Communities, REIT	110	20
Camden Property Trust, REIT	53	6
Equinix, REIT	105	60
Equity LifeStyle Properties, REIT	199	13
Essex Property Trust, REIT	111	27
Extra Space Storage, REIT	164	28
Prologis, REIT	621	63
Public Storage, REIT	131	38
Rexford Industrial Realty, REIT	415	22
SBA Communications, REIT	426	121
Simon Property Group, REIT	321	29
Sun Communities, REIT	28	4
Welltower, REIT	534	34
Weyerhaeuser, REIT	172	5
		540
Real Estate Management & Development 0.0%
Opendoor Technologies, Class A (1)	135	-
		-
Total Real Estate		540
UTILITIES 3.3%
Electric Utilities 1.9%
American Electric Power	180	15
Duke Energy	24	2
Exelon	1,200	45
NextEra Energy	1,911	150
PG&E (1)	4,636	58
Southern	1,494	102
Xcel Energy	221	14
		386
Multi-Utilities 1.4%
Ameren	753	61
CMS Energy	268	16
Dominion Energy	1,286	89
Sempra Energy	543	81
WEC Energy Group	464	41
		288
Total Utilities		674
Total Common Stocks (Cost $23,352)		20,156
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 2.94% (2)	12,664	13
Total Short-Term Investments (Cost $13)		13
Total Investments in Securities 99.9% of Net Assets (Cost $23,365)		$20,169
Other Assets Less Liabilities 0.1%		20
Net Assets 100.0%		$20,189

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund's Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund's valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF967-054Q3
09/2022